Payments, by Category - USD ($)		Taxes	Total Payments
Total	[1]	$ 0	$ 0

[1]
For the fiscal year ended December 31, 2024, the Company’s aggregate payments to the United States federal government (or any foreign government) for the purpose of furthering the commercial development of oil, natural gas, or minerals did not equal or exceed $100,000.